Retirement And Other Benefit Plans (Schedule Of Reconciliation Of Benefit Obligation) (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Retirement And Other Benefit Plans [Abstract]
Net benefit obligation at beginning of year	$ 79.4	$ 74.9
Service cost	0.1	0.2	0.4
Interest cost	3.9	4.0	4.2
Actuarial loss	4.8	4.2
Settlements	(1.8)	(0.8)
Gross benefits paid	(3.2)	(3.1)
Net benefit obligation at end of year	$ 83.2	$ 79.4	$ 74.9